SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term investments
Balance of short-term investments	$ 2,554,319	$ 3,082,990
Changes in fair value of short-term investments	596,796	17,335
Realized gains	3,188	0
Debt Securities, Trading, Realized Gain	593,608	10,200
Accounts receivable, net of provision for doubtful accounts
Reversal allowance for expected credit losses	702,156
Provisions for doubtful accounts		19,276,587	$ 4,155,246
Prepayments
Reversal allowances of doubtful accounts	1,243,233
Provision for doubtful accounts of prepayments	$ (1,243,233)	1,196,563	$ 2,668,421
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 713,938	1,281,434
Media deposits - a related party		104,390
US Treasury Bills
Short-term investments
Changes in fair value of short-term investments		7,135
Investments, Fair Value Disclosure		$ 987,600